UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Valiant Capital Management, L.P.

Address:   One Market Street
           Steuart Tower, Suite 2625
           San Francisco, CA 94105


Form 13F File Number: 28-13282


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ralph J. Long, Jr.
Title:  Chief Operating Officer
Phone:  (415) 659-7217

Signature,  Place,  and  Date  of  Signing:

/s/ Ralph J. Long, Jr.             San Francisco, CA                  2/2/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              16

Form 13F Information Table Value Total:  $      551,774
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                 COLUMN 2       COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ------------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                              VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER           TITLE OF CLASS      CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ ------------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
APPLE INC                      COM                 037833100   50,708   157,206          SOLE                  157,206      0    0
ADOBE SYSTEMS INC              COM                 00724F101   29,093   945,202          SOLE                  945,202      0    0
BAIDU ADR                      Sponsored ADR REP A 056752108   40,208   416,533          SOLE                  416,533      0    0
CITRIX SYSTEMS INC             COM                 177376100   43,959   642,585          SOLE                  642,585      0    0
DINEEQUITY                     COM                 254423106   12,031   243,647          SOLE                  243,647      0    0
DIRECTV                        COM                 25490A101    8,826   221,048          SOLE                  221,048      0    0
E-COMMERCE CHINA DANGDANG      ADR                 26833A105    3,384   125,000          SOLE                  125,000      0    0
FOMENTO ECONOMICO MEXICANO SAB Sponsored ADR UNITS 344419106   34,620   619,099          SOLE                  619,099      0    0
GOOGLE INC                     COM                 38259P508   61,050   102,783          SOLE                  102,783      0    0
HEALTH NET INC                 COM                 42222G108   47,480 1,739,814          SOLE                1,739,814      0    0
IAC/INTERACTIVE                COM                 44919P508   40,724 1,418,949          SOLE                1,418,949      0    0
LIBERTY GLOBAL INC             COM                 530555101   44,362 1,253,861          SOLE                1,253,861      0    0
NORDION INC                    COM                 65563C105   48,474 4,255,796          SOLE                4,255,796      0    0
SCHWAB CHARLES NEW             COM                 808513105   39,995 2,337,544          SOLE                2,337,544      0    0
SHAW GROUP INC                 COM                 820280105   45,032 1,315,564          SOLE                1,315,564      0    0
VERMILLIOM INC                 COM                 92407M206    1,828   243,151          SOLE                  243,151      0    0


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